UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09357

                            JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2005 - September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL Variable Fund (NY) (Unaudited)
Schedule of Investments (in thousands)
September 30, 2005


JNL/Mellon Capital Management 25 Fund (NY)
Common Stocks - 99.5%
Aerospace & Defense - 5.5%
  Goodrich Corp.                                                              31          $1,365


Chemicals - 6.7%
  Kronos Worldwide Inc.                                                       25             785
  PPG Industries Inc.                                                         15             876
                                                                                           1,661
Cosmetics & Personal Care - 3.7%
  Kimberly-Clark Corp.                                                        15             911


Electrical Components & Equipment - 7.8%
  Emerson Electric Co.                                                        14           1,034
  Hubbell Inc. - Class B                                                      19             905
                                                                                           1,939
Environmental Control - 3.9%
  Waste Management Inc.                                                       34             963


Food - 11.1%
  Fresh Del Monte Produce Inc.                                                34             926
  General Mills Inc.                                                          20             977
  Kraft Foods Inc. (l)                                                        28             864
                                                                                           2,767
Forest Products & Paper - 7.0%
  International Paper Co.                                                     24             714
  Weyerhaeuser Co.                                                            15           1,030
                                                                                           1,744
Hand & Machine Tools - 3.9%
  Stanley Works                                                               21             959


Household Products - 3.5%
  Avery Dennison Corp.                                                        17             878


Machinery - 4.4%
  Whirlpool Corp.                                                             15           1,102


Manufacturing - 4.6%
  SPX Corp. (l)                                                               25           1,153


Media - 7.1%
  Dow Jones & Co. Inc.                                                        23             892
  Quebecor World Inc.                                                         47             878
                                                                                           1,770
Mining - 5.1%
  Freeport-McMoRan Copper & Gold Inc. (l)                                     26           1,275


Office & Business Equipment - 3.6%
  Pitney Bowes Inc.                                                           22             908


Oil & Gas Producers - 6.5%
  ConocoPhillips                                                              23           1,619


Packaging & Containers - 3.3%
  Packaging Corp.                                                             43             830


Pharmaceuticals - 3.8%
  Eli Lilly & Co.                                                             18             950


Telecommunications - 4.5%
  Alltel Corp.                                                                17           1,116


Toys & Hobbies - 3.5%
  Mattel Inc.                                                                 52             861

  Total Common Stocks (cost $24,436)                                                      24,771
Short Term Investments - 4.5%
Money Market Funds - 0.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                            47              47


Securities Lending Collateral - 4.3%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                   1,063           1,063

  Total Short Term Investments (cost $1,110)                                               1,110
Total Investments - 104.0% (cost $25,546)                                                 25,881

Other Assets and Liabilities, Net -  (4.0%)                                                (984)

Total Net Assets - 100%                                                                  $24,897

JNL/Mellon Capital Management Global 15 Fund (NY)
Common Stocks - 99.3%
Auto Parts & Equipment - 7.1%
  GKN Plc                                                                    232          $1,208


Banks - 12.0%
  BOC Hong Kong Holdings Ltd.                                                552           1,107
  JPMorgan Chase & Co.                                                        27             918
                                                                                           2,025
Electric - 8.2%
  Scottish Power Plc                                                         136           1,375


Holding Companies - Diversified - 6.2%
  Citic Pacific Ltd.                                                         371           1,038


Insurance - 7.2%
  Royal & Sun Alliance Insurance Group                                       709           1,213


Manufacturing - 5.8%
  General Electric Corp.                                                      29             973


Oil & Gas Services - 8.5%
  CNOOC Ltd.                                                               1,965           1,431


Pharmaceuticals - 11.1%
  Merck & Co. Inc.                                                            33             892
  Pfizer Inc.                                                                 39             981
                                                                                           1,873
Real Estate - 6.5%
  Hang Lung Properties Ltd.                                                  683           1,087


Telecommunications - 12.1%
  BT Group Plc                                                               271           1,062
  SBC Communications Inc. (l)                                                 41             982
                                                                                           2,044
Transportation - 14.6%
  MTR Corp.                                                                  659           1,380
  Peninsular and Oriental Steam Navigation Co.                               185           1,089
                                                                                           2,469

  Total Common Stocks (cost $15,456)                                                      16,736
Short Term Investments - 5.0%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                            18              18


Securities Lending Collateral - 4.9%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                     824             824

  Total Short Term Investments (cost $842)                                                   842
Total Investments - 104.3% (cost $16,298)                                                 17,578

Other Assets and Liabilities, Net -  (4.3%)                                                (718)

Total Net Assets - 100%                                                                  $16,860

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
Common Stocks - 99.9%
Auto Manufacturers - 4.5%
  Paccar Inc.                                                                  1             $93


Computers - 2.4%
  Cognizant Technology Solutions Corp. (b)                                     1              49


Electronics - 2.8%
  Garmin Ltd.                                                                  1              58


Healthcare - 1.6%
  Lincare Holdings Inc. (b)                                                    1              32


Internet - 5.5%
  Symantec Corp. (b) (l)                                                       5             113


Retail - 17.9%
  Sears Holdings Corp. (b)                                                     1              87
  Staples Inc.                                                                 6             125
  Starbucks Corp. (b)                                                          3             156
                                                                                             368
Software - 37.2%
  Adobe Systems Inc.                                                           4             111
  Autodesk Inc.                                                                2              84
  Citrix Systems Inc. (b)                                                      1              33
  Oracle Corp. (b)                                                            40             496
  Pixar (b)                                                                    1              40
                                                                                             764
Telecommunications Equipment - 28.0%
  Qualcomm Inc.                                                               13             575

  Total Common Stocks (cost $1,975)                                                        2,052
Short Term Investments - 0.5%
Money Market Funds - 0.3%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                             5               5


Securities Lending Collateral - 0.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                       5               5

  Total Short Term Investments (cost $10)                                                     10
Total Investments - 100.4% (cost $1,985)                                                   2,062

Other Assets and Liabilities, Net -  (0.4%)                                                  (9)

Total Net Assets - 100%                                                                   $2,053

JNL/Mellon Capital Management Select Small-Cap Fund (NY)
Common Stocks - 99.6%
Beverages - 1.5%
  Chaparral Steel Co. (b)                                                      8            $210


Building Materials - 5.3%
  NCI Building Systems Inc. (b)                                                8             318
  Texas Industries Inc.                                                        8             454
                                                                                             772
Commercial Services - 3.4%
  Verint Systems Inc. (b)                                                     12             494


Computers - 0.9%
  SI International Inc. (b)                                                    4             131


Diversified Financial Services - 1.3%
  II-VI Inc. (b)                                                              11             198


Electronics - 1.7%
  Paxar Corp. (b)                                                             15             257


Environmental Control - 2.1%
  Aleris International Inc. (b)                                               11             308


Food - 6.4%
  Mannatech Inc. (l)                                                          10             121
  Sanderson Farms Inc.                                                         8             285
  United Natural Foods Inc. (b)                                               15             546
                                                                                             952
Healthcare - 7.4%
  Psychiatric Solutions Inc. (b)                                               8             418
  TLC Vision Corp. (b)                                                        26             177
  Ventana Medical Systems Inc. (b)                                            13             506
                                                                                           1,101
Holding Companies - Diversified - 1.9%
  Accredited Home Lenders Holding Co. (b)                                      8             287


Home Builders - 5.1%
  Meritage Corp. (b)                                                          10             758


Household Products - 4.5%
  Jarden Corp. (b) (l)                                                        16             668


Internet - 3.1%
  Websense Inc. (b)                                                            9             460


Leisure Time - 1.9%
  Nautilus Inc.                                                               13             279


Manufacturing - 0.5%
  Ultralife Batteries Inc. (b)                                                 5              70


Metal Fabrication & Hardware - 8.5%
  Commercial Metals Co.                                                       23             763
  Maverick Tube Corp. (b)                                                     16             492
                                                                                           1,255
Oil & Gas Producers - 9.3%
  Atwood Oceanics Inc. (b)                                                     6             490
  Harvest Natural Resources Inc. (b)                                          14             151
  Petroleum Development Corp. (b)                                              6             242
  Swift Energy Co. (b)                                                        11             494
                                                                                           1,377
Oil & Gas Services - 4.6%
  Superior Energy Services (b)                                                29             680


Packaging & Containers - 1.7%
  Grief Inc.                                                                   4             252


Pharmaceuticals - 1.9%
  LCA-Vision Inc.                                                              8             288


Real Estate - 2.5%
  LaSalle Hotel Properties                                                    11             373


Retail - 9.8%
  Charming Shoppes (b)                                                        46             488
  Guitar Center Inc. (b)                                                      10             538
  Jack in The Box Inc. (b) (l)                                                14             418
                                                                                           1,444
Semiconductors - 2.0%
  Intermagnetics General Corp. (b)                                            11             301


Software - 3.1%
  Ansys Inc. (b)                                                              12             460


Toys & Hobbies - 6.0%
  Forward Air Corp.                                                           12             457
  Jakks Pacific Inc. (b)                                                      10             163
  RC2 Corp. (b)                                                                8             265
                                                                                             885
Transportation - 3.2%
  EGL Inc. (b)                                                                17             474

  Total Common Stocks (cost $13,026)                                                      14,734
Short Term Investments - 5.3%
Money Market Funds - 0.3%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                            51              51


Securities Lending Collateral - 5.0%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                     740             740

  Total Short Term Investments (cost $791)                                                   791
Total Investments - 104.9% (cost $13,817)                                                 15,525

Other Assets and Liabilities, Net -  (4.9%)                                                (726)

Total Net Assets - 100%                                                                  $14,799

JNL/Mellon Capital Management The Dow(SM) 10 Fund (NY)
Common Stocks - 99.5%
Auto Manufacturers - 8.4%
  General Motors Corp. (l)                                                    53          $1,632


Banks - 9.6%
  JPMorgan Chase & Co.                                                        55           1,857


Chemicals - 8.8%
  E.I. Du Pont de Nemours & Co.                                               44           1,706


Diversified Financial Services - 10.4%
  Citigroup Inc.                                                              44           2,018


Manufacturing - 10.2%
  General Electric Corp.                                                      59           1,970


Pharmaceuticals - 19.6%
  Merck & Co. Inc.                                                            66           1,808
  Pfizer Inc.                                                                 79           1,983
                                                                                           3,791
Telecommunications - 19.2%
  SBC Communications Inc.                                                     83           1,986
  Verizon Communications Inc.                                                 53           1,724
                                                                                           3,710
Tobacco - 13.3%
  Altria Group Inc.                                                           35           2,577

  Total Common Stocks (cost $20,739)                                                      19,261
Short Term Investments - 8.9%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                             7               7


Securities Lending Collateral - 8.8%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                   1,706           1,706

  Total Short Term Investments (cost $1,713)                                               1,713
Total Investments - 108.4% (cost $22,452)                                                 20,974

Other Assets and Liabilities, Net -  (8.4%)                                              (1,632)

Total Net Assets - 100%                                                                  $19,342

JNL/Mellon Capital Management The S&P(R) 10 Fund (NY)
Common Stocks - 99.7%
Food - 8.0%
  Archer-Daniels-Midland Co.                                                  92          $2,257


Healthcare - 28.7%
  Aetna Inc.                                                                  33           2,819
  UnitedHealth Group Inc.                                                     46           2,605
  WellPoint Inc. (b)                                                          35           2,691
                                                                                           8,115
Oil & Gas Producers - 18.0%
  Valero Energy Corp.                                                         45           5,091


Oil & Gas Services - 12.6%
  Halliburton Co.                                                             52           3,567


Pharmaceuticals - 9.1%
  Caremark Rx Inc. (b)                                                        52           2,588


Retail - 8.3%
  JC Penney Corp. Inc.                                                        49           2,346


Telecommunications - 6.9%
  Sprint Nextel Corp.                                                         82           1,960


Transportation - 8.1%
  Norfolk Southern Corp.                                                      56           2,287

  Total Common Stocks (cost $20,950)                                                      28,211
Total Investments - 99.7% (cost $20,950)                                                  28,211

Other Assets and Liabilities, Net - 0.3%                                                      93

Total Net Assets - 100%                                                                  $28,304

JNL/Mellon Capital Management Value Line 25 Fund (NY)
Common Stocks - 99.9%
Apparel - 1.7%
  Urban Outfitters Inc. (b)                                                   18            $520


Chemicals - 0.4%
  Georgia Gulf Corp.                                                           5             111


Computers - 18.6%
  Apple Computer Inc. (b)                                                     87           4,670
  Cognizant Technology Solutions Corp. (b)                                    14             668
                                                                                           5,338
Electric - 12.4%
  TXU Corp.                                                                   32           3,562


Hand & Machine Tools - 2.5%
  Black & Decker Corp.                                                         9             716


Healthcare - 34.7%
  Aetna Inc.                                                                  32           2,757
  UnitedHealth Group Inc.                                                    128           7,214
                                                                                           9,971
Home Builders - 2.1%
  NVR Inc. (b) (l)                                                             1             598


Home Furnishings - 2.6%
  Harman International Industries Inc.                                         7             740


Internet - 0.8%
  Websense Inc. (b)                                                            4             228


Iron & Steel - 4.8%
  AK Steel Holding Corp. (b) (l)                                              15             132
  Carpenter Technology Corp.                                                   4             228
  Nucor Corp.                                                                 17           1,018
                                                                                           1,378
Oil & Gas Producers - 3.4%
  Berry Petroleum Co. - Class A                                                5             316
  Southwestern Energy Co. (b)                                                  9             652
                                                                                             968
Oil & Gas Services - 1.2%
  Cal Dive International Inc. (b) (l)                                          6             350


Retail - 1.9%
  Aeropostale Inc. (b)                                                         8             161
  American Eagle Outfitters Inc.                                              16             375
                                                                                             536
Semiconductors - 0.7%
  Cree Inc. (b) (l)                                                            8             202


Software - 9.4%
  Adobe Systems Inc.                                                          52           1,545
  Autodesk Inc.                                                               25           1,155
                                                                                           2,700
Transportation - 2.7%
  JB Hunt Transport Services Inc.                                             18             334
  OMI Corp.                                                                   13             239
  Yellow Roadway Corp. (b)                                                     5             215
                                                                                             788

  Total Common Stocks (cost $23,209)                                                      28,706
Short Term Investments - 3.7%
Money Market Funds - 0.5%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (d)                           133             133


Securities Lending Collateral - 3.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                     924             924

  Total Short Term Investments (cost $1,057)                                               1,057
Total Investments - 103.6% (cost $24,266)                                                 29,763

Other Assets and Liabilities, Net -  (3.6%)                                              (1,025)

Total Net Assets - 100%                                                                  $28,738





Notes to the Schedules of Investments:
(a)      Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of September 30, 2005.
(b)      Non-income producing security.
(c)      All or portion of the security has been loaned.
(d)      Investments in affiliates.  See Note 3 in the Notes to the Financial Statements.
(e)      Security fair valued in good faith in accordance with procedures established by the Board of Managers.


SUMMARY OF INVESTMENTS BY COUNTRY:
                                    JNL/Mellon Capital
                                         Management
                                    Global 15 Fund (NY)


Hong Kong                                    36.1 %
United Kingdom                               35.5
United States                                28.4
Total Investments                           100.0 %



Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 18, 2005


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 18, 2005


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 18, 2005